Schedule of earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss attributable to shareholders of the parent company	$ (164,993)	$ (171,491)	$ (92,531)
[custom:WeightedAverageOutstandingSharesBasicAndDiluted]	1,602,126,000	1,315,578,000	1,137,931,000
[custom:BasicAndDilutedEarningLossPerShare]	$ (0.1030)	$ (0.1304)	$ (0.0813)
Weighted average number of ordinary shares used in calculating diluted earnings per share	334,436	405,394	306,210